Concentrations	12 Months Ended
Dec. 31, 2023
Concentrations [Abstract]
CONCENTRATIONS

20. CONCENTRATIONS

Major customers are defined as customers that each individually account for greater than 10% of the Company’s annual revenues. For the year ended December 31, 2023, 2022, and 2021, the Company had revenue from one, two, and four, customers that accounted for approximately 21%, 38% and 56% of revenue, respectively.